E2 Business combinations	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
E2 Business combinations

E2	Business combinations

Acquisitions and divestments

Acquisitions

Acquisitions 2018–2020
	2020	2019	2018
Total consideration, including cash	9,848	1,957	1,314

Net assets acquired
Cash and cash equivalents	314	142	94
Property, plant and equipment	55	353	4
Right-of-use of assets	126	—	—
Intangible assets	3,583	497	481
Investments in associates	167	101	64
Other assets	1,292	1,357	254
Provisions, incl. post-employment benefits	(16)	(102)	—
Other liabilities	(2,781)	(743)	(494)
Total identiﬁable net assets	2,740	1,605	403
Costs recognized in net income	—	153	—
Goodwill	7,108	199	911
Total	9,848	1,957	1,314
Acquisition-related costs 1)	92	85	24

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

In 2020, Ericsson made acquisitions with a negative cash flow effect amounting to SEK 9,534 (1,815) million. The acquisitions consist primarily of:

Cradlepoint: On November 1, 2020, the Company acquired all of the shares in Cradlepoint Inc, a US-based market leader in Wireless Edge WAN 4G and 5G Enterprise solutions. The investment is key to Ericsson’s ongoing strategy of capturing market share in the rapidly expanding 5G Enterprise space. Cradlepoint complements Ericsson’s existing 5G Enterprise portfolio which includes Dedicated Networks and a global IoT platform. Goodwill in this transaction represents future customers, future technology and synergies to the sales channels and commercial model applied by Cradlepoint and is not expected to be deductible for tax purposes. The following table shows the provisional fair values at the acquisition date of the assets acquired and liabilities assumed.

Cradlepoint
2020
Total consideration – cash	9,498

Net assets acquired
Cash and cash equivalents	297
Property, plant and equipment	185
Intangible assets	3,330
Other assets	1,420
Other liabilities 1)	(2,797)
Total identiﬁable net assets	2,435
Goodwill	7,063
Total	9,498

1)	Includes deferred tax liabilities of SEK 1,205 million.

Genaker: On March 31, 2020 the Company acquired 100% of the shares in Genaker, a provider of Mission Critical Push-to-talk (MC-PTT) solutions, based in Barcelona, Spain. The acquisition strengthens Ericsson’s MC-PTT offering as the mission critical communications and private network market is going through a significant technology shift. Balances to facilitate the Purchase price allocation are final.

Kathrein: The preliminary purchase price allocation of Kathrein made in 2019 was finalized during 2020 with the following effects: an increase in intangible assets of SEK 188 million, a decrease of other assets of SEK 119 million and an increase of assumed liabilities of SEK 69 million.

In order to finalize a Purchase price allocation all relevant information needs to be in place. Examples of such information are final consideration and final opening balances, they may remain preliminary for a period of time due to for example adjustments of working capital, tax items or decisions from local authorities.

Divestments

Divestments 2018–2020
	2020	2019	2018
Proceeds 1)	4	1,569	226

Net assets disposed of
Property, plant and equipment	1	171	55
Right-of-use assets	1	20	—
Investments in associates	—	5	114
Intangible assets	48	820	30
Goodwill	4	—	—
Other assets	83	96	809
Provisions, incl. post-employment beneﬁts	(1)	244	(43)
Other liabilities	6	(774)	(571)
Total net assets	142	582	394
Net gains/losses from divestments	(138)	987	(168)
Shares in associated companies 1)	—	(1,209)	—
Cash ﬂow effect	4	360	226

1)	Proceeds for 2019 includes cash of SEK 320 million and shares in associated companies of SEK 1,209 million.

In 2020, the Company made divestments with a cash flow effect amounting to SEK 4 (360) million. Net gains/losses from the divestments are presented on Other operating income in the Income statement, see note B4 “Other operating income and expenses” for more information.

Acquisitions 2018–2020
Company	Description	Transaction date
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020
ST-Ericsson	The remaining shares were acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019
CENX	A US based service assurance technology company.	Sep 2018
VidScale	A US company providing cloud-based Content Delivery Network (CDN) solutions.	Mar 2018
Placecast	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.	Feb 2018

Divestments 2018–2020
Company	Description	Transaction date
MediaKind	A divestment of 51% of its MediaKind business.	Feb 2019
Ericsson Local Services AB (LSS)	A divestment of the Local Services company in Sweden.	Aug 2018
Excellence Field Factory	A divestment of the Spanish fiber service operations.	Jun 2018